Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion:
Other tax payables	¥ 32,006	¥ 12,797
Other payable to suppliers	17,365	4,208
Accrued marketing expense -loyalty points	7,414	3,175
Professional fees	7,068	5,623
Advances from the insured	3,211	3,047
Interest payable	655	206
Deposits	625	312
Government housing Benefit	0	800
Others	2,911	985
Total current portion	¥ 71,255	¥ 31,153